Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 4.0%
BHP Group Ltd., ADR (A)	110,976	$ 6,793,951
BHP Group Ltd.	533,500	16,321,903
Macquarie Group Ltd.	414,600	51,157,252
Santos Ltd.	10,274,900	51,928,726
Sonic Healthcare Ltd.	1,499,900	31,273,215
Westpac Banking Corp.	1,536,100	24,097,752

		181,572,799

Belgium - 3.4%
Anheuser-Busch InBev SA	1,383,300	85,567,605
Groupe Bruxelles Lambert NV	330,320	25,041,455
KBC Group NV	628,900	41,024,150

		151,633,210

Bermuda - 0.8%
Liberty Global Ltd., Class C (A) (B)	1,715,496	35,922,486

Canada - 0.7%
CCL Industries, Inc., Class B	528,600	22,623,113
TFI International, Inc.	73,400	9,646,358

		32,269,471

Denmark - 0.5%
Novo Nordisk AS, Class B	193,200	22,083,607

France - 10.9%
Accor SA	1,075,100	42,459,453
Amundi SA (C)	518,700	35,083,618
Capgemini SE	285,852	63,551,014
Cie de Saint-Gobain SA	470,437	33,262,968
Engie SA	719,900	11,498,582
Rexel SA	571,817	15,229,356
Sanofi SA	657,401	65,835,775
Societe Generale SA	1,676,000	43,081,613
Sodexo SA	409,700	46,217,824
TotalEnergies SE	981,300	63,662,411
Veolia Environnement SA	2,292,123	74,686,171

		494,568,785

Germany - 10.8%
Allianz SE	165,202	44,138,002
BASF SE	537,200	25,680,304
Deutsche Boerse AG	204,182	40,660,732
Deutsche Post AG	1,319,101	63,177,219
Heidelberg Materials AG	608,642	56,204,704
Infineon Technologies AG	1,464,527	53,392,148
K&S AG	722,900	10,139,562
SAP SE	578,047	100,144,663
Siemens AG	413,895	74,097,074
Zalando SE (B) (C)	1,091,700	21,797,568

		489,431,976

Hong Kong - 1.8%
CK Asset Holdings Ltd.	5,712,700	25,777,644
CK Hutchison Holdings Ltd.	10,528,400	54,377,292

		80,154,936

Ireland - 4.9%
AerCap Holdings NV (B)	829,849	63,533,240
AIB Group PLC	9,161,321	40,240,405

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
DCC PLC	827,131	$ 60,131,858
Ryanair Holdings PLC, ADR	48,972	6,542,659
Smurfit Kappa Group PLC	1,388,715	51,750,165

		222,198,327

Israel - 1.0%
Check Point Software Technologies Ltd. (B)	288,900	45,914,877

Italy - 0.3%
Prysmian SpA	346,266	15,239,109

Japan - 19.4%
Astellas Pharma, Inc.	3,056,900	35,589,874
Canon, Inc. (A)	1,119,100	30,827,987
Denka Co. Ltd.	565,180	9,855,733
FANUC Corp.	1,278,200	35,358,032
Fujitsu Ltd.	400,460	55,429,368
Hitachi Ltd.	1,003,280	78,807,994
Kyocera Corp.	2,629,300	38,493,136
Nintendo Co. Ltd.	1,010,000	56,429,598
Olympus Corp.	2,337,800	34,608,001
ORIX Corp.	3,404,500	65,738,394
Rakuten Group, Inc.	7,331,300	32,204,625
Renesas Electronics Corp. (B)	2,223,600	36,483,887
SBI Holdings, Inc.	2,276,900	55,933,541
Seven & i Holdings Co. Ltd.	1,550,800	61,248,562
Sony Group Corp.	963,400	94,479,008
Square Enix Holdings Co. Ltd.	419,600	16,396,387
Sumitomo Mitsui Financial Group, Inc.	1,343,000	69,853,927
Toyota Industries Corp.	846,600	71,604,667

		879,342,721

Luxembourg - 0.9%
ArcelorMittal SA	1,507,935	41,528,554

Netherlands - 4.4%
ASML Holding NV	77,200	66,977,784
EXOR NV	171,900	16,631,755
Heineken Holding NV	562,685	47,213,561
ING Groep NV, Series N	2,081,900	29,580,603
Koninklijke Philips NV	425,218	8,995,724
NXP Semiconductors NV	38,800	8,170,116
Stellantis NV	904,700	19,927,505

		197,497,048

Norway - 1.9%
Aker BP ASA	1,542,999	40,953,627
DNB Bank ASA	2,322,900	45,156,503

		86,110,130

Republic of Korea - 1.5%
Samsung Electronics Co. Ltd.	1,258,119	68,362,197

Singapore - 1.3%
DBS Group Holdings Ltd.	2,370,700	56,150,700

Sweden - 2.4%
Essity AB, Class B	1,897,300	44,554,846
Husqvarna AB, B Shares	1,061,200	8,254,978
Skandinaviska Enskilda Banken AB, Class A	2,705,100	38,418,199
Volvo AB, B Shares	738,337	17,694,483

		108,922,506

Switzerland - 8.5%
ABB Ltd.	1,039,600	43,987,350
Cie Financiere Richemont SA, Class A	373,200	55,433,091

Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Glencore PLC	6,793,400	$ 35,943,595
Julius Baer Group Ltd.	417,454	22,726,779
Nestle SA	700,464	79,818,242
Novartis AG	543,515	56,206,907
Roche Holding AG	322,461	91,809,920

		385,925,884

United Kingdom - 18.5%
Ashtead Group PLC	690,600	45,159,638
Aviva PLC	4,960,512	27,077,321
Barratt Developments PLC	2,898,042	19,751,110
BP PLC	11,717,400	68,434,496
Bunzl PLC	714,948	29,055,319
Burberry Group PLC	793,800	13,075,412
CNH Industrial NV	3,630,200	43,562,400
Dowlais Group PLC	4,624,873	5,283,046
Entain PLC	2,104,200	25,629,982
GSK PLC	2,542,680	50,288,447
Inchcape PLC	3,134,396	26,989,500
Informa PLC	2,523,351	24,783,215
Kingfisher PLC	12,308,700	34,222,185
Legal & General Group PLC	15,456,200	49,713,974
Lloyds Banking Group PLC	92,540,154	49,606,642
Pearson PLC	770,100	9,447,415
Persimmon PLC	1,396,700	25,724,566
Reckitt Benckiser Group PLC	897,900	64,918,973
Shell PLC	1,703,700	52,818,632
Smith & Nephew PLC	3,903,000	54,583,461
Tesco PLC	14,259,432	51,670,755
Unilever PLC	1,285,814	62,567,984

		834,364,473

United States - 0.9%
Linde PLC	104,800	42,426,184

Total Common Stocks (Cost $3,728,178,330)		4,471,619,980

PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA, 2.62% (D)	355,810	27,275,868

Total Preferred Stock (Cost $27,536,091)		27,275,868

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	2,750,449	2,750,449

Total Other Investment Company (Cost $2,750,449)		2,750,449

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.50% (D), dated 01/31/2024, to be repurchased at $30,205,782 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $30,807,776.

$ 30,203,685	$ 30,203,685

Total Repurchase Agreement (Cost $30,203,685)	30,203,685

Total Investments (Cost $3,788,668,555)	4,531,849,982
Net Other Assets (Liabilities) - (0.2)%	(7,955,429)

Net Assets - 100.0%	$ 4,523,894,553

Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.7%	$437,210,494
Pharmaceuticals	7.1	321,814,530
Oil, Gas & Consumable Fuels	6.1	277,797,892
Industrial Conglomerates	5.9	267,414,218
Capital Markets	4.5	205,561,922
Machinery	3.9	176,474,560
Semiconductors & Semiconductor Equipment	3.6	165,023,935
Trading Companies & Distributors	3.4	152,977,553
Software	3.2	146,059,540
Household Durables	3.1	139,954,684
Household Products	3.0	136,749,687
Beverages	2.9	132,781,166
Insurance	2.7	120,929,297
IT Services	2.6	118,980,382
Hotels, Restaurants & Leisure	2.5	114,307,259
Consumer Staples Distribution & Retail	2.5	112,919,317
Financial Services	2.4	107,411,604
Metals & Mining	2.2	100,588,003
Technology Hardware, Storage & Peripherals	2.2	99,190,184
Health Care Equipment & Supplies	2.2	98,187,186
Chemicals	2.0	88,101,783
Multi-Utilities	1.9	86,184,753
Food Products	1.8	79,818,242
Containers & Packaging	1.6	74,373,278
Entertainment	1.6	72,825,985
Textiles, Apparel & Luxury Goods	1.5	68,508,503
Air Freight & Logistics	1.4	63,177,219
Personal Care Products	1.4	62,567,984
Electrical Equipment	1.3	59,226,459
Construction Materials	1.2	56,204,704
Specialty Retail	1.2	56,019,753
Electronic Equipment, Instruments & Components	0.9	38,493,136
Diversified Telecommunication Services	0.8	35,922,486
Building Products	0.7	33,262,968
Broadline Retail	0.7	32,204,625
Health Care Providers & Services	0.7	31,273,215
Distributors	0.6	26,989,500
Real Estate Management & Development	0.6	25,777,644
Media	0.6	24,783,215
Automobiles	0.4	19,927,505
Ground Transportation	0.2	9,646,358
Diversified Consumer Services	0.2	9,447,415
Passenger Airlines	0.2	6,542,659
Automobile Components	0.1	5,283,046

Investments	99.3	4,498,895,848
Short-Term Investments	0.7	32,954,134

Total Investments	100.0%	$4,531,849,982

Transamerica Funds	Page 3

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$285,135,384	$4,186,484,596	$—	$4,471,619,980
Preferred Stock	—	27,275,868	—	27,275,868
Other Investment Company	2,750,449	—	—	2,750,449
Repurchase Agreement	—	30,203,685	—	30,203,685

Total Investments	$287,885,833	$4,243,964,149	$—	$4,531,849,982

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,063,384, collateralized by cash collateral of $2,750,449 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,441,560. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $56,881,186, representing 1.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica International Equity (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5